Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	R$ 15,198,725	R$ 7,433,384	R$ 6,371,817
Percentage of earning ratio by geographical area	100.00%	100.00%	100.00%
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Revenue	R$ 13,411,513	R$ 7,174,373	R$ 5,642,471
Percentage of earning ratio by geographical area	88.20%	96.50%	88.60%
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Revenue	R$ 1,787,212	R$ 259,011	R$ 729,346
Percentage of earning ratio by geographical area	11.80%	3.50%	11.40%